Shareholder Report, Average Annual Return (Details) 374417_Templeton Emerging Markets Debt ETF_Single Class_TSR Annual {Single Class}	2 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Templeton Emerging Markets Debt ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Templeton Emerging Markets Debt ETF (NAV)
Average Annual Return, Percent	(1.46%)
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	4.15%
JP Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent	(1.01%)